(Loss)/Earnings Per Common Share	12 Months Ended
Dec. 31, 2023
(Loss)/Earnings Per Common Share [Abstract]
(Loss)/Earnings Per Common Share
12.	(Loss)/Earnings Per Common Share:

The computation of (loss)/earnings per share is based on the weighted average number of common shares outstanding during that period and gives retroactive effect to the shares issued  in connection with the Spin-Off.
The Company calculates (loss)/earnings per common share by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the relevant period.
The Company calculates basic (loss)/earnings per share in conformity with the two-class method required for companies with participating securities. The calculation of basic (loss)/earnings per share does not consider the non-vested shares as outstanding until the time-based vesting restrictions have lapsed.

Diluted (loss)/earnings per common share, if applicable, reflects the potential dilution that could occur if potentially dilutive instruments were exercised, resulting in the issuance of additional shares that would then share in the Company’s net income. For the purpose of calculating diluted (loss)/earnings per common share, the weighted average number of diluted shares outstanding includes (i) the conversion of outstanding Series A Preferred Shares (Note 8) calculated with the “if converted” method by using the average closing market price over the reporting period from March 7, 2023 to December 31, 2023 and (ii) the incremental shares assumed to be issued, determined under the two-class method weighted for the periods the non-vested shares were outstanding, since the two-class method was more dilutive than the treasury stock method. The components of the calculation of basic and diluted (loss)/earnings per common share in each of the periods comprising the accompanying consolidated statements of comprehensive (loss)/income are as follows:
	Period ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2022	2023
Net (loss)/income and comprehensive (loss)/income	$(1,430,391)	$49,926,383	$140,636,993
Dividend on Series A Preferred Shares	—	—	(1,166,667)
Deemed dividend on Series A Preferred Shares	—	—	(2,429,275)
Undistributed earnings to non-vested participating securities	—	—	(2,805,275)
Net (loss)/income attributable to common Shareholders, basic	$(1,430,391)	$49,926,383	$134,235,776
Undistributed earnings to non-vested participating securities	—	—	2,805,275
Undistributed earnings reallocated to non-vested participating securities	—	—	(926,641)
Dividend on Series A Preferred Shares	—	—	1,166,667
Deemed dividend on Series A Preferred Shares	—	—	2,429,275
Net (loss)/income attributable to common Shareholders, diluted	$(1,430,391)	$49,926,383	$139,710,352
Weighted average number of common shares outstanding, basic	9,461,009	9,461,009	15,443,485
Effect of dilutive shares	—	33,216,240	33,216,240
Weighted average number of common shares outstanding, diluted	9,461,009	42,677,249	48,659,725
(Loss)/Earnings per common share, basic	$(0.15)	$5.28	$8.69
(Loss)/Earnings per common share, diluted	$(0.15)	$1.17	$2.87